October 1, 2008

DREYFUS PREMIER
SHORT-INTERMEDIATE MUNICIPAL
BOND FUND

Supplement to Prospectus
dated August 1, 2008

     Effective October 1, 2008, the following information supersedes and replaces any contrary information contained in the section of the fund’s prospectus entitled “Management –Investment Adviser.”

     The fund’s primary portfolio manager is Douglas Gaylor, a position he has held since October 2008. Mr. Gaylor is a primary portfolio manager of a number of national and state-specific municipal bond funds managed by The Dreyfus Corporation, where he has been employed since 1996. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

0591-0551S1008

October 1, 2008

DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND FUND

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2008

     The following information supersedes and replaces any contrary information contained in the section of the Statement of Additional Information entitled “Management Arrangements –Portfolio Management.”

The Fund’s portfolio managers are as follows:

Douglas Gaylor (primary) Michael Faloon Anthony Criscuolo

     Mr. Gaylor is employed by The Dreyfus Corporation (“Dreyfus”). Mr. Faloon and Mr. Criscuolo are employed by Dreyfus and Standish Mellon Asset Management Company LLC (“Standish”), a subsidiary of The Bank of New York Mellon Corporation and an affiliate of Dreyfus. Dreyfus and Standish, and their affiliates, also maintain research departments with professional staffs of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.

     The following information supersedes and replaces any contrary information contained in the section of the Statement of Additional Information entitled “Management Arrangements – Additional Information About Portfolio Managers.”

     The following table lists the number and types of other accounts advised by the primary portfolio manager, and assets under management in those accounts as of August 31, 2008:

	Registered
	Investment
Portfolio	Company	Assets	Pooled	Assets	Other	Assets
Manager	Accounts	Managed	Accounts	Managed	Accounts	Managed

Douglas Gaylor	6	$1.1 billion	0	0	0	0

None of the funds or accounts are subject to a performance-based advisory fee.

     The dollar range of Fund shares beneficially owned by the primary portfolio manager is as follows as of August 31, 2008:

Dollar Range of Fund
Portfolio Manager	Portfolio Name	Shares Beneficially Owned

Douglas Gaylor	Dreyfus Premier Short-Intermediate	None